Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of tax expense

	Years Ended
	December 31,
	2023	2022	2021

	(USD in thousands)
Income tax benefit	$790	$772	$178
Total income tax benefit for the year	$790	$772	$178

Schedule of reconciliation of effective tax rate

	Years Ended December 31,
	2023	2022	2021
Statutory corporate income tax rate in Denmark	22%	22%	22%
Difference in corporate income tax rate in subsidiaries	—%	—%	—%
Non-deductible income / (expenses)	(1)%	(1)%	—%
Non-taxable income / (expenses)	—%	—%	—%
Additional tax deduction R&D expenses	1%	4%	6%
Tax credit research and development expenditures	(4)%	(5)%	(4)%
Change in deferred tax asset not capitalized	(14)%	(16)%	(23)%
Total effective tax rate	4%	4%	1%

Schedule of deferred tax in the consolidated statements of financial position

	Years Ended
	December 31,
	2023	2022	2021

	(USD in thousands)
Deferred Tax Positions:
Warrants	$275	$739	$2,118
Loss carry forward	19,022	13,581	9,530
Research and development expenditures	—	—	—
Other items	(126)	(214)	(98)
Deferred tax assets not recognized	(19,171)	(14,106)	(11,550)
Total Deferred Tax	$—	$—	$—